Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As discussed in the Compensation Discussion and Analysis above, the Compensation & Human Resources Committee has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of Moody’s financial and operating objectives and to the individual executive’s performance as well as to align executives’ pay with changes in the value of stockholders’ investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the compensation of the Company’s named executive officers and the Company’s performance.

Year	Summary Compensation Table Total for Raymond W. McDaniel, Jr.	Compensation Actually Paid to Raymond W. McDaniel, Jr. (1)(2)	Summary Compensation Table Total for Robert Fauber	Compensation Actually Paid to Robert Fauber (1)(2)	Average Summary Compensation Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($millions)	MCO EPS for Compensation Purposes (4)
							Moody’s Cumulative TSR	R3000 Financial Services Index Cumulative TSR
2022	—	—	$11,619,773	($ 5,337,103)	$3,186,695	($1,853,041)	$120	$121	$1,374	$8.57
2021	—	—	$9,750,157	$21,405,494	$3,056,066	$7,113,351	$167	$143	$2,214	$12.29
2020	$17,270,662	$22,206,731	—	—	$3,869,500	$5,493,924	$123	$107	$1,778	$10.15

(1)
For each year, “Compensation Actually Paid” reflects the Summary Compensation Table (SCT) total, for the relevant named executive officer(s)
less
the values included in the “Stock Awards” and “Option Awards” columns and the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and pension plans as included in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column, and less the fair value of any equity compensation forfeited in the applicable fiscal year determined based on the value of such awards at the end of the prior fiscal year and adding to this
:

•	The fair value at the end of the year of equity compensation granted during the year;

•	The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative);

•	The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative); and

•	The pension value attributable to service in the year.
As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the NEOs.
In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year
vesting dates, the options’ Black-Scholes values were calculated at each measurement date using the following inputs:

•
Stock price:
based on the average of the high and low stock price on the measurement date. If a mid-year
vesting date was not a trading day, the first trading day following the vesting date was used as the measurement date. If a fiscal year-end
date was not a trading day (e.g., December 31, 2022), the most recent trading day prior to the fiscal year-end
date was used.

•
Expected life:
based on the original expected life established at grant date, as used for financial reporting purposes, with adjustments to reflect the amount by which the options are in-the-money / out-of-the-money. For in-the-money
options, the time elapsed since the grant date was deducted from the original expected life assumption. For out-of-the-money
options, the expected life was adjusted upward in proportion to the degree to which the options were out-of-the-money
relative to their exercise price.

•	Stock price volatility: based on historical volatility for a trailing term to match the updated expected life assumption as of each measurement date.

•	Risk-free rate: based on an interpolated rate for a Treasury security with a term to match the updated expected life assumption as of each measurement date.
•	Dividend yield: based on the most recent quarterly dividend, annualized, as of each measurement date.

•	In valuing performance share awards, we calculated the fair value of unearned or earned but unvested awards, based on interim and/or final payout factors, as of the relevant measurement date.

(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Messrs. McDaniel and Mr. Fauber are as follows:

	2020 (Mr. McDaniel)	2021 (Mr. Fauber)	2022 (Mr. Fauber)

Reported SCT Total Compensation	$17,270,662	$9,750,157	$11,619,773

Subtract: Equity Award Values Reported in the SCT	($10,349,742)	($6,400,149)	($9,000,110)

Add: Year End Fair Value of Equity Awards Granted in the Year	$11,771,580	$12,606,326	$4,008,083

Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$6,180,927	$5,425,142	($10,362,904)

Add/Subtract: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$2,673,462	$41,086	($1,774,301)

Subtract: Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	($2,146,411)	$0	$0

Subtract: Pension Values Reported in the SCT	($3,444,752)	($225,904)	$0

Add: Pension Service Cost Attributable to Year	$251,004	$208,836	$172,355

Compensation Actually Paid	$22,206,731	$21,405,494	($5,337,103)

(3)	For 2022 and 2021, other NEOs includes Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs includes Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.
The amounts deducted and added in calculating the average “Compensation Actually Paid” for these NEOs are as follows:

	2020	2021	2022

Average Reported SCT Total Compensation	$3,869,500	$3,056,066	$3,186,695

Subtract: Average Equity Award Values Reported in the SCT	($2,000,125)	($1,627,986)	($1,902,963)

Add: Average Year End Fair Value of Equity Awards Granted in the Year	$2,289,994	$3,173,272	$847,453

Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,174,434	$2,531,402	($3,326,295)

Add/Subtract: Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$368,544	($59,259)	($709,889)

Subtract: Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$0	$0	$0

Subtract: Average Pension Values Reported in the SCT	($264,415)	($19,903)	$0

Add: Average Pension Service Cost Attributable to Year	$55,991	$59,759	$51,958

Average Compensation Actually Paid	$5,493,924	$7,113,351	($1,853,041)

(4)
MCO EPS for Compensation Purposes is the Company’s adjusted diluted earnings per share (EPS). Refer to the Company’s Form
10-K
reports filed in respect of the years ended December 31, 2020, December 31, 2021, and December 31, 2022, for a reconciliation of diluted EPS to adjusted diluted EPS.

Company Selected Measure Name	MCO EPS for Compensation Purposes
Named Executive Officers, Footnote [Text Block]	For 2022 and 2021, other NEOs includes Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs includes Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Messrs. McDaniel and Mr. Fauber are as follows:

	2020 (Mr. McDaniel)	2021 (Mr. Fauber)	2022 (Mr. Fauber)

Reported SCT Total Compensation	$17,270,662	$9,750,157	$11,619,773

Subtract: Equity Award Values Reported in the SCT	($10,349,742)	($6,400,149)	($9,000,110)

Add: Year End Fair Value of Equity Awards Granted in the Year	$11,771,580	$12,606,326	$4,008,083

Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$6,180,927	$5,425,142	($10,362,904)

Add/Subtract: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$2,673,462	$41,086	($1,774,301)

Subtract: Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	($2,146,411)	$0	$0

Subtract: Pension Values Reported in the SCT	($3,444,752)	($225,904)	$0

Add: Pension Service Cost Attributable to Year	$251,004	$208,836	$172,355

Compensation Actually Paid	$22,206,731	$21,405,494	($5,337,103)

Non-PEO NEO Average Total Compensation Amount	$ 3,186,695	$ 3,056,066	$ 3,869,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,853,041)	7,113,351	5,493,924
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	For 2022 and 2021, other NEOs includes Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs includes Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.
The amounts deducted and added in calculating the average “Compensation Actually Paid” for these NEOs are as follows:

	2020	2021	2022

Average Reported SCT Total Compensation	$3,869,500	$3,056,066	$3,186,695

Subtract: Average Equity Award Values Reported in the SCT	($2,000,125)	($1,627,986)	($1,902,963)

Add: Average Year End Fair Value of Equity Awards Granted in the Year	$2,289,994	$3,173,272	$847,453

Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,174,434	$2,531,402	($3,326,295)

Add/Subtract: Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$368,544	($59,259)	($709,889)

Subtract: Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$0	$0	$0

Subtract: Average Pension Values Reported in the SCT	($264,415)	($19,903)	$0

Add: Average Pension Service Cost Attributable to Year	$55,991	$59,759	$51,958

Average Compensation Actually Paid	$5,493,924	$7,113,351	($1,853,041)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Along with Compensation Actually Paid, the chart below outlin es o
ur
one-year,
two-year
and three-year TSR as compared to the
one-year,
two-year
and three-year TSR of the Russell 3000 Financial Services Index In each case, TSR is measured starting from December 31, 2019:

Compensation Actually Paid vs. Net Income [Text Block]	The chart below outlines Compensation Actually Paid and Moody’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The cha rt below outlines Compensation Actually Paid and MCO EPS for Compensation Purposes.
(1)	Reflects Moody’s “MCO EPS For Compensation Purposes”

Tabular List [Table Text Block]

Performance Measure

MIS Operating Income

MA Operating Income

MA Sales

MCO EPS for Compensation Purposes

MA Revenue for Compensation Purposes

MIS Ratings Performance

Total Shareholder Return Amount	$ 120	167	123
Peer Group Total Shareholder Return Amount	121	143	107
Net Income (Loss)	$ 1,374,000,000	$ 2,214,000,000	$ 1,778,000,000
Company Selected Measure Amount	8.57	12.29	10.15
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	MIS Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	MA Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	MA Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	MCO EPS for Compensation Purposes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	MA Revenue for Compensation Purposes
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	MIS Ratings Performance
Raymond W. McDaniel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 17,270,662
PEO Actually Paid Compensation Amount	$ 0	0	22,206,731
PEO Name	Messrs. McDaniel
Robert Fauber [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,619,773	9,750,157	0
PEO Actually Paid Compensation Amount	$ (5,337,103)	21,405,494
PEO Name	Mr. Fauber
PEO [Member] | Raymond W. McDaniel [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,673,462
PEO [Member] | Raymond W. McDaniel [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,349,742)
PEO [Member] | Raymond W. McDaniel [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,771,580
PEO [Member] | Raymond W. McDaniel [Member] | Year over Year Change in Fair Value of Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,180,927
PEO [Member] | Raymond W. McDaniel [Member] | Fair Value of Equity Compensation Forfeited in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,146,411)
PEO [Member] | Raymond W. McDaniel [Member] | Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,444,752)
PEO [Member] | Raymond W. McDaniel [Member] | Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			251,004
PEO [Member] | Robert Fauber [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,774,301)	41,086
PEO [Member] | Robert Fauber [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,000,110)	(6,400,149)
PEO [Member] | Robert Fauber [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,008,083	12,606,326
PEO [Member] | Robert Fauber [Member] | Year over Year Change in Fair Value of Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,362,904)	5,425,142
PEO [Member] | Robert Fauber [Member] | Fair Value of Equity Compensation Forfeited in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Robert Fauber [Member] | Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(225,904)
PEO [Member] | Robert Fauber [Member] | Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,355	208,836
Non-PEO NEO [Member] | Average Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,902,963)	(1,627,986)	(2,000,125)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,453	3,173,272	2,289,994
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,326,295)	2,531,402	1,174,434
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(709,889)	(59,259)	368,544
Non-PEO NEO [Member] | Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(19,903)	(264,415)
Non-PEO NEO [Member] | Average Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,958	$ 59,759	$ 55,991